UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock NextShares

Eaton Vance

Stock NextShares

September 30, 2018 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2018, the value of the Fund’s investment in the Portfolio was $6,508,690 and the Fund owned 1.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	311,300	$6,319,271
Raytheon Co.	46,617	9,633,869
Textron, Inc.	114,120	8,156,156

		$24,109,296

Air Freight & Logistics — 2.0%
FedEx Corp.	53,121	$12,791,006

		$12,791,006

Auto Components — 1.0%
Aptiv PLC	79,749	$6,690,941

		$6,690,941

Banks — 5.9%
Bank of America Corp.	411,340	$12,118,076
JPMorgan Chase & Co.	115,320	13,012,709
KeyCorp	297,120	5,909,717
PNC Financial Services Group, Inc. (The)	51,140	6,964,757

		$38,005,259

Beverages — 1.7%
Constellation Brands, Inc., Class A	50,221	$10,828,652

		$10,828,652

Biotechnology — 3.2%
Biogen, Inc.(1)	10,748	$3,797,376
Celgene Corp.(1)	53,855	4,819,484
Gilead Sciences, Inc.	68,233	5,268,270
Incyte Corp.(1)	50,420	3,483,014
Vertex Pharmaceuticals, Inc.(1)	17,152	3,305,876

		$20,674,020

Chemicals — 1.1%
DowDuPont, Inc.	105,020	$6,753,836

		$6,753,836

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	60,500	$4,395,930

		$4,395,930

Consumer Finance — 2.2%
Ally Financial, Inc.	235,207	$6,221,225
American Express Co.	77,060	8,206,120

		$14,427,345

Security	Shares	Value
Containers & Packaging — 1.5%
Ball Corp.	225,170	$9,905,228

		$9,905,228

Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc.(1)	52,540	$5,926,512

		$5,926,512

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	252,863	$13,500,356

		$13,500,356

Electric Utilities — 2.0%
Edison International	107,280	$7,260,710
NextEra Energy, Inc.	31,896	5,345,770

		$12,606,480

Energy Equipment & Services — 0.7%
Halliburton Co.	103,452	$4,192,910

		$4,192,910

Entertainment — 2.7%
Walt Disney Co. (The)	148,029	$17,310,511

		$17,310,511

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	38,080	$6,898,192
Simon Property Group, Inc.	62,800	11,099,900

		$17,998,092

Food & Staples Retailing — 1.5%
Performance Food Group Co.(1)	281,298	$9,367,223

		$9,367,223

Food Products — 3.8%
Conagra Brands, Inc.	360,480	$12,245,506
Mondelez International, Inc., Class A	290,020	12,459,259

		$24,704,765

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(1)	211,520	$8,143,520
Danaher Corp.	105,466	11,459,936

		$19,603,456

Health Care Providers & Services — 2.3%
Anthem, Inc.	53,860	$14,760,333

		$14,760,333

Insurance — 3.8%
American Financial Group, Inc.	82,628	$9,169,229
American International Group, Inc.	173,340	9,228,622
First American Financial Corp.	109,972	5,673,455

		$24,071,306

Security	Shares	Value
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)	21,129	$25,216,827
Facebook, Inc., Class A(1)	51,552	8,478,242

		$33,695,069

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)	10,422	$20,875,266
Booking Holdings, Inc.(1)	1,900	3,769,600

		$24,644,866

IT Services — 2.7%
Amdocs, Ltd.	58,442	$3,856,003
Cognizant Technology Solutions Corp., Class A	136,198	10,507,676
GoDaddy, Inc., Class A(1)	38,339	3,197,089

		$17,560,768

Machinery — 2.1%
Gardner Denver Holdings, Inc.(1)	288,420	$8,173,823
Parker-Hannifin Corp.	27,720	5,098,539

		$13,272,362

Multi-Utilities — 0.8%
Sempra Energy	47,542	$5,407,902

		$5,407,902

Oil, Gas & Consumable Fuels — 5.2%
ConocoPhillips	108,686	$8,412,296
Diamondback Energy, Inc.	41,420	5,599,570
Exxon Mobil Corp.	146,980	12,496,240
Phillips 66	62,525	7,047,818

		$33,555,924

Pharmaceuticals — 5.7%
GlaxoSmithKline PLC ADR	175,440	$7,047,425
Jazz Pharmaceuticals PLC(1)	38,373	6,451,652
Johnson & Johnson	115,704	15,986,822
Pfizer, Inc.	155,628	6,858,526

		$36,344,425

Road & Rail — 1.0%
CSX Corp.	87,794	$6,501,146

		$6,501,146

Semiconductors & Semiconductor Equipment — 4.0%
QUALCOMM, Inc.	140,922	$10,150,611
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	145,623	6,430,712
Texas Instruments, Inc.	86,579	9,289,061

		$25,870,384

Software — 7.6%
Adobe Systems, Inc.(1)	30,678	$8,281,526
Intuit, Inc.	31,936	7,262,246
Microsoft Corp.	200,520	22,933,473
Oracle Corp.	198,320	10,225,379

		$48,702,624

Security	Shares	Value
Specialty Retail — 3.9%
Home Depot, Inc. (The)	57,688	$11,950,069
TJX Cos., Inc. (The)	71,020	7,955,661
Tractor Supply Co.	55,540	5,047,475

		$24,953,205

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	140,897	$31,806,089
HP, Inc.	387,251	9,979,458

		$41,785,547

Textiles, Apparel & Luxury Goods — 1.2%
Gildan Activewear, Inc.	254,760	$7,752,347

		$7,752,347

Thrifts & Mortgage Finance — 1.2%
MGIC Investment Corp.(1)	558,140	$7,428,843

		$7,428,843

Total Common Stocks (identified cost $508,520,472)		$640,098,869

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(2)	890,413	$890,413

Total Short-Term Investments (identified cost $890,413)		$890,413

Total Investments — 99.9% (identified cost $509,410,885)		$640,989,282

Other Assets, Less Liabilities — 0.1%		$416,190

Net Assets — 100.0%		$641,405,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $29,775.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$640,098,869	*	$—	$—	$640,098,869
Short-Term Investments	—		890,413	—	890,413
Total Investments	$640,098,869		$890,413	$—	$640,989,282

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018